CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.001
Common stock, shares authorized (in shares)	22,764,527	38,395,870
Common stock, shares issued (in shares)	17,862,108	13,200,875
Common stock, shares outstanding (in shares)	17,862,108	13,200,875
Previously Reported [Member]
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	38,395,870
Common stock, shares issued (in shares)	13,541,324
Common stock, shares outstanding (in shares)	13,541,324
Series A Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,088,944	5,088,944
Preferred stock, shares issued (in shares)	5,088,944	5,088,944
Preferred stock, shares outstanding (in shares)	5,088,944	5,088,944
Series B Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	4,584,202	4,584,202
Preferred stock, shares issued (in shares)	4,584,202	4,584,202
Preferred stock, shares outstanding (in shares)	4,584,202	4,584,202
Series Seed Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	6,911,715	6,911,715
Preferred stock, shares issued (in shares)	6,911,715	6,911,715
Preferred stock, shares outstanding (in shares)	6,911,715	6,911,715